Note 9 - Derivative Instruments - Fair Value of Forward and Put Option Contracts (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Other current assets [Member]
Derivative [Line Items]
Net asset (liability)	$ 16.2	$ 8.6
Other non-current assets [Member]
Derivative [Line Items]
Net asset (liability)	0.2	7.2
Other Current Liabilities [Member]
Derivative [Line Items]
Net asset (liability)	(13.8)	(36.4)
Other non-current liabilities
Derivative [Line Items]
Net asset (liability)	$ (1.5)	$ (1.9)